Expense Example, No Redemption - American Funds U.S. Small & Mid Cap Equity Fund	Sep. 20, 2024 USD ($)
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 164
Expense Example, No Redemption, 3 Years	556
Class 529-C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	169
Expense Example, No Redemption, 3 Years	$ 572